Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK 80/20 TARGET ALLOCATION FUND	Sep. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	577
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	589
Expense Example, with Redemption, 3 Years	737
Expense Example, with Redemption, 5 Years	899
Expense Example, with Redemption, 10 Years	1,367
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,509
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	$ 1,240